LONG-TERM DEBT - 2010 Notes (Details) - USD ($) $ in Thousands	Apr. 07, 2017	Dec. 31, 2018	Apr. 07, 2010
2010 Notes
LONG-TERM DEBT
Principal			$ 600,000
Borrowings		$ 485,000
Series A
LONG-TERM DEBT
Interest rate	6.13%
Repayments of non-current borrowings	$ 115,000
Series B
LONG-TERM DEBT
Principal			$ 360,000
Interest rate			6.67%
Series C
LONG-TERM DEBT
Principal			$ 125,000
Interest rate			6.77%